Thrivent High Yield Portfolio Annual Fund Operating Expenses - Thrivent High Yield Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.45%